FORMULAFOLIOS HEDGED GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 99.1%
160,526	Consumer Staples Select Sector SPDR Fund	$ 11,599,608
12,243	iShares Core S&P 500 ETF	5,554,772
41,373	iShares Core S&P Mid-Cap ETF	11,380,471
102,651	iShares Core S&P Small-Cap ETF	11,534,892
33,897	ProShares Ultra MidCap400	2,264,998
39,590	ProShares Ultra Russell2000	2,278,009
17,168	ProShares Ultra S&P500(a)	2,271,498
		46,884,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,867,024)	46,884,248

	SHORT-TERM INVESTMENTS — 3.7%
	MONEY MARKET FUNDS - 3.7%
1,758,900	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $1,758,900)(b)	1,758,900

	TOTAL INVESTMENTS - 102.8% (Cost $34,625,924)	$ 48,643,148
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(1,340,328)
	NET ASSETS - 100.0%	$ 47,302,820

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $1,724,060 at August 31, 2021.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2021.

FORMULAFOLIOS SMART GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	EQUITY - 99.3%
86,757	iShares Core MSCI EAFE ETF	$ 6,658,600
66,408	iShares Core MSCI Emerging Markets ETF	4,256,089
29,896	iShares Core S&P 500 ETF	13,564,114
32,318	iShares Core S&P Mid-Cap ETF	8,889,712
70,051	iShares Core S&P Small-Cap ETF	7,871,631
41,382	iShares U.S. Real Estate ETF	4,501,948
		45,742,094

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,922,263)	45,742,094

	TOTAL INVESTMENTS - 99.3% (Cost $34,922,263)	$ 45,742,094
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	329,762
	NET ASSETS - 100.0%	$ 46,071,856

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

FORMULAFOLIOS TACTICAL GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	COMMODITY - 16.4%
161,405	Invesco DB Gold Fund(a) (d)	$ 8,415,657

	EQUITY - 82.9%
233,393	iShares Core MSCI Total International Stock ETF(b)	17,166,055
240,728	VanEck Gold Miners ETF	7,847,733
74,716	Vanguard Total Stock Market ETF	17,421,529
		42,435,317

	TOTAL EXCHANGE-TRADED FUNDS (Cost $43,349,466)	50,850,974

	SHORT-TERM INVESTMENTS — 1.5%
	MONEY MARKET FUNDS - 1.5%
784,875	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $784,875)(c)	784,875

	TOTAL INVESTMENTS - 100.8% (Cost $44,134,341)	$ 51,635,849
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(421,869)
	NET ASSETS - 100.0%	$ 51,213,980

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – FormulaFolios Tactical Growth ETF holds in excess of 5% of outstanding voting securities of this security.
(b)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $769,440 at August 31, 2021.
(c) (d)	Rate disclosed is the seven day effective yield as of August 31, 2021. Non-Income producing security

FORMULAFOLIOS TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	FIXED INCOME - 99.2%
182,352	iShares Core U.S. Aggregate Bond ETF	$ 21,163,773
164,493	iShares iBoxx $ Investment Grade Corporate Bond(a)	22,255,903
432,970	iShares iBoxx High Yield Corporate Bond ETF(a)	38,140,327
347,222	SPDR Bloomberg Barclays High Yield Bond ETF(a)	38,194,421
222,987	Vanguard Intermediate-Term Corporate Bond ETF	21,313,097
243,915	Vanguard Total Bond Market ETF	21,088,891
943,633	Xtrackers USD High Yield Corporate Bond ETF	38,066,155
		200,222,567

	TOTAL EXCHANGE-TRADED FUNDS (Cost $192,112,298)	200,222,567

	SHORT-TERM INVESTMENTS — 47.4%
	MONEY MARKET FUNDS - 47.4%
95,609,530	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $95,609,530)(b)	95,609,530

	TOTAL INVESTMENTS - 146.6% (Cost $287,721,828)	$ 295,832,097
	LIABILITIES IN EXCESS OF OTHER ASSETS - (46.6)%	(94,100,978)
	NET ASSETS - 100.0%	$ 201,731,119

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $93,680,832 at August 31, 2021.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2021.